Consolidated Income Statements - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues	€ 48,693	€ 52,008	€ 52,036
Other income	1,622	1,489	1,763
Supplies	(14,013)	(15,022)	(15,242)
Personnel expenses	(6,332)	(6,862)	(8,098)
Other expenses	(14,399)	(15,426)	(15,341)
Depreciation and amortization	(9,049)	(9,396)	(9,649)
OPERATING INCOME	6,522	6,791	5,469
Share of income (loss) of investments accounted for by the equity method	4	5	(5)
Finance income	1,458	1,073	1,770
Exchange gains	3,389	3,958	5,489
Finance costs	(2,690)	(3,363)	(4,476)
Exchange losses	(3,112)	(3,867)	(5,002)
Net financial expense	(955)	(2,199)	(2,219)
PROFIT BEFORE TAX	5,571	4,597	3,245
Corporate income tax	(1,621)	(1,219)	(846)
PROFIT FOR THE YEAR	3,950	3,378	2,399
Attributable to equity holders of the Parent	3,331	3,132	2,369
Attributable to non-controlling interests	€ 619	€ 246	€ 30
Basic and diluted earnings per share attributable to equity holders of the parent (EUR per share)	€ 0.57	€ 0.56	€ 0.42